UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2012

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Grubb & Ellis AGA Realty Income Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 48.43%
Agree Realty Corp.	4,000	89,400
Apollo Commercial Real Estate Finance Inc.	26,700	401,301
CapLease, Inc.	70,000	279,300
Cogdell Spencer, Inc.	110,660	472,518
Colony Financial, Inc.	25,400	391,922
CommonWealth REIT	20,090	413,050
Dynex Capital, Inc.	43,600	400,248
Entertainment Properties Trust	1,000	42,130
Hersha Hospitality Trust	66,000	244,860
Hospitality Properties Trust	1,850	43,438
LTC Properties, Inc.	9,300	251,007
Medical Properties Trust, Inc.	37,100	396,599
Starwood Property Trust, Inc.	21,690	401,265
Whitestone REIT	24,000	276,480
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,644,474)		4,103,518

PREFERRED STOCKS - 41.57%
Real Estate - 41.57%
Ashford Hospitality Trust, Inc. Series A, 8.550%	15,345	383,011
Ashford Hospitality Trust, Inc. Series D, 8.450%	17,210	419,064
CapLease, Inc. Series A, 8.125%	3,100	75,144
CBL & Associates Properties, Inc. Series C, 7.750%	2,000	48,640
Cedar Shopping Centers, Inc. Series A, 8.875%	16,730	385,961
Cogdell Spencer, Inc. Series A, 8.5000%	11,700	288,873
DDR Corp. Series I, 7.5000% (a)	2,000	48,200
Glimcher Realty Trust Series F, 8.750%	8,860	223,892
Glimcher Realty Trust Series G, 8.125%	7,260	177,217
Hersha Hospitality Trust Series A, 8.000%	16,940	403,341
Kite Realty Group Trust Series A, 8.2500%	2,000	48,300
NorthStar Realty Finance Corp. Series A, 8.7500%	18,000	393,300
Parkway Properties, Inc. Series D, 8.000%	100	2,439
Sunstone Hotel Investors, Inc. Series A, 8.000%	26,695	634,006
TOTAL PREFERRED STOCKS (Cost $3,477,690)		3,531,388

COMMON STOCKS - 4.36%
Real Estate - 4.36%
CBRE Group, Inc. (a)	12,000	181,920
Starwood Hotels & Resorts Worldwide, Inc.	4,200	187,152
TOTAL COMMON STOCKS (Cost $374,870)		369,072

PURCHASED OPTIONS - 1.17%
iShares Dow Jones US Real Estate Index Fund	180	99,450
Expiration: March, 2012, Exercise Price: $55.00
TOTAL PURCHASED OPTIONS (Cost $76,680)		99,450

MONEY MARKET FUNDS - 1.30%
Fidelity Institutional Money Market Portfolio	109,771	109,771
TOTAL MONEY MARKET FUNDS (Cost $109,771)		109,771

Total Investments (Cost $8,683,485) - 96.83%		8,213,199
Other Assets in Excess of Liabilities - 3.17%		259,234
TOTAL NET ASSETS - 100.00%		$8,472,433

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$ 8,683,485
Gross unrealized appreciation	187,953
Gross unrealized depreciation	(658,239)
Net unrealized depreciation	$ (470,286)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity:
Real Estate Investment Trusts	$4,103,518	$-	$-	$4,103,518
Preferred Stocks	3,531,388	-	-	3,531,388
Common Stocks	369,072	-	-	369,072
Total Equity	8,003,978	-	-	8,003,978

Options:
Purchased Options	99,450	-	-	99,450
Total Options

Short-Term Investments	109,771	-	-	109,771

Total Investments in Securities	$8,213,199	$-	$-	$8,213,199

There were no transfers into and out of Level 1 and 2 during the period ending August 31, 2011.
The Fund held no Level 3 securities during the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Purchased Options	$99,450
Total	$99,450

The Effect of Derivative Instruments on income for the period June 1, 2011 through August 31, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1,
as hedging instruments	2011 through
August 31, 2011
Purchased Options	$-
Total	$-

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1,
as hedging instruments	2011 through
August 31, 2011
Purchased Options	$22,770
Total	$22,770

Grubb & Ellis AGA U.S. Realty Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 85.08%
Apartment Investment & Management Co.	4,790	127,270
Ashford Hospitality Trust, Inc.	2,460	19,926
AvalonBay Communities, Inc.	640	87,283
Cambden Property Trust	990	66,152
CapLease, Inc.	5,990	23,900
Cogdell Spencer, Inc.	18,620	79,507
Colony Financial, Inc.	2,660	41,044
Developers Diversified Realty Corp.	7,550	93,545
Digital Realty Trust, Inc.	770	46,008
Douglas Emmett, Inc.	4,100	73,964
DuPont Fabros Technology, Inc.	2,010	46,532
Equity Residential	2,130	130,314
Essex Property Trust, Inc.	740	106,227
First Industrial Realty Trust, Inc. (a)	7,090	66,930
General Growth Properties, Inc.	12,471	170,103
Glimcher Realty Trust	6,540	55,655
Hersha Hospitality Trust	25,520	94,679
MPG Office Trust, Inc. (a)	21,250	59,075
Prologis, Inc.	3,590	97,756
PS Business Parks, Inc.	540	29,522
Public Storage	1,410	174,459
Simon Property Group, Inc.	2,623	308,202
SL Green Realty Corp.	480	34,675
Sunstone Hotel Investors, Inc. (a)	12,530	75,681
U-Store-It Trust	6,890	73,999
Ventas, Inc.	1,320	70,594
Vornado Realty Trust	2,005	172,249
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,368,039)		2,425,251

COMMON STOCKS - 12.80%
Real Estate - 12.80%
CBRE Group, Inc. (a)	6,870	104,150
Forestar Group, Inc. (a)	2,260	28,453
Jones Lang LaSalle, Inc.	520	34,793
Mariott International, Inc.	3,060	89,597
Starwood Hotels & Resorts Worldwide, Inc.	2,420	107,835
TOTAL COMMON STOCKS (Cost $437,054)		364,828

PURCHASED OPTIONS - 1.14%
iShares Dow Jones US Real Estate Index Fund	40	22,800
Expiration: January, 2012, Exercise Price: 54.00
iShares Dow Jones US Real Estate Index Fund	20	9,620
Expiration: January, 2012, Exercise Price: 55.00
TOTAL PURCHASED OPTIONS (Cost $24,260)		32,420

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.57%
Money Market Fund - 0.57%
Fidelity Institutional Money Market Portfolio	16,113	16,113
TOTAL SHORT-TERM INVESTMENTS (Cost $16,113)		16,113

Total Investments (Cost $2,845,466) - 99.59%		2,838,612
Other Assets in Excess of Liabilities - 0.41%		11,783
TOTAL NET ASSETS - 100.00%		$2,850,395

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$ 2,845,466
Gross unrealized appreciation	230,616
Gross unrealized depreciation	(237,470)
Net unrealized depreciation	$ (6,854)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Equity
Real Estate Investment Trusts	$2,425,251	$-	$-	2,425,251
Common Stocks	364,828	-	-	364,828
Total Equity	2,790,079	-	-	2,790,079

Options
Purchased Options	32,420	-	-	32,420
Total Options	32,420	-	-	32,420

Short-Term Investments	16,113	-	-	116,363

Total Investments in Securities	$2,838,612	$-	$-	$2,838,612

There were no transfers into and out of Level 1 and 2 during the period ending August 31, 2011.
The Fund held no Level 3 securities during the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of August 31, 2011 was as follows:

Derivatives not accounted for
as hedging instruments
Value
Purchased Options	$32,420
Total	$32,420

The Effect of Derivative Instruments on income for the period June 1, 2011 through August 31, 2011 was as follows:

Amount of Realized Gain or (Loss) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1,
as hedging instruments	2011 through
August 31, 2011
Purchased Options	$22,955
Total	$22,955

Change in Unrealized Appreciation or (Depreciation) on Derivatives
Recognized in Income
Derivatives not accounted for	Period June 1,
as hedging instruments	2011 through
August 31, 2011
Purchased Options	$40,999
Total	$40,999

Grubb & Ellis AGA International Realty Fund
Schedule of Investments
August 31, 2011 (Unaudited)

	Shares	Value
COMMON STOCKS - 79.03%
Australia - 2.27%
Lend Lease Group	3,700	33,363

Brazil - 7.71%
Aliansce Shopping Centers SA	3,900	30,746
BR Properties SA	1,400	15,364
Cyrela Commercial Properties SA	1,000	10,158
Gafisa SA	5,800	27,107
Multiplan Empreendimentos Imobiliarios SA	700	14,573
PDG Realty SA Empreendimentos e Participacoes	3,200	15,559
		113,507
Canada - 4.27%
Brookfield Office Properties, Inc.	2,100	35,361
Genesis Land Development Corp. (a)	4,200	13,081
Melcor Developments Ltd.	1,050	14,442
		62,884
China - 5.45%
Renhe Commercial Holdings Co. Ltd.	172,000	33,934
Shimao Property Holdings Ltd.	15,500	16,359
Shui On Land Ltd	78,000	29,947
		80,240
Guernsey - 1.69%
Raven Russia Ltd.	26,301	24,940

Hong Kong - 20.13%
Cheung Kong Holdings Ltd.	5,000	70,470
Great Eagle Holdings Ltd.	13,373	39,457
Hang Lung Properties Ltd.	4,000	14,879
Shun Tak Holdings Ltd.	68,000	37,679
Soho China Limited	25,000	22,160
Sun Hung Kai Properties Ltd.	7,000	98,865
Wharf Holdings Ltd.	2,000	12,778
		296,288
Japan - 20.15%
Daito Trust Construction Co. Ltd.	400	37,088
Mitsubishi Estate Co. Ltd.	7,000	115,577
Mitsui Fudosan Co. Ltd.	6,000	101,514
Sumitomo Realty & Development Co. Ltd.	2,000	42,449
		296,628
Luxembourg - 2.82%
Gagfah SA	7,200	41,538

Norway - 3.49%
Norwegian Property ASA	28,600	51,406

Singapore - 7.57%
CapitaLand Ltd.	23,000	50,054
Singapore Land	6,000	33,136
Wing Tai Holdings Ltd.	25,000	28,271
		111,461
United Kingdom - 0.87%
Unite Group PLC	4,400	12,733

United States - 2.61%
Mariott International, Inc.	550	16,104
Starwood Hotels & Resorts Worldwide, Inc.	500	22,280
		38,384
TOTAL COMMON STOCKS (Cost $1,209,890)		1,163,372

REAL ESTATE INVESTMENT TRUSTS- 19.27%
Australia - 6.02%
Dexus Property Group	27,000	24,851
Westfield Group	4,800	41,904
Westfield Retail Trust	7,700	21,655
		88,410
Canada - 1.04%
Boardwalk Real Estate Investment Trust	300	15,354

France - 3.88%
Unibail-Rodamco SE (a)	265	57,106

Great Britain - 1.72%
British Land Co., PLC	2,900	25,325

Japan - 2.64%
Japan Hotel And Resort, Inc.	17	38,901

Netherlands - 1.10%
Eurocommercial Properties NV	360	16,264

Singapore - 2.87%
CDL Hospitality Trusts	28,000	42,219

TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $252,335)		283,579

Total Investments (Cost $1,462,225) - 98.30%		1,446,951
Other Assets in Excess of Liabilities - 1.70%		24,985
TOTAL NET ASSETS - 100.00%		$1,471,936

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

Abbreviations:
ASA – Allmennakskeselskap is a Norwegian term which signifies that the company is listed on the stock-exchange.
NV – Naamloze Vennootschap is the Dutch term for a public limited liability company.
PLC – Public Limited Company.
SA – Generally designates corporations in various countries, mostly those employing the civil law.
SE – Generally designates a European public company.
Ltd – Limited Liability Company.

The cost basis of investments for federal income tax purposes at August 31, 2011 was as follows*:

Cost of investments	$ 1,462,225
Gross unrealized appreciation	94,066
Gross unrealized depreciation	(109,340)
Net unrealized depreciation	$ (15,274)

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent semi-annual or annual report.

Summary of Fair Value Exposure at August 31, 2011

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2011, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in:
Common Stock	$214,775	$948,597	$-	$1,163,372
Real Estate Investment Trusts	31,618	251,961	-	283,579
Total	$246,393	$1,200,558	$-	$1,446,951
There were no transfers into and out of Level 1 and 2 during the period ending August 31, 2011.
The Fund held no Level 3 securities during the reporting period.

Disclosures about Derivative Instruments and Hedging Activities

The fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2011.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)    /s/ Joseph Neuberger
Joseph Neuberger, President

Date  October 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Joseph Neuberger
Joseph Neuberger, President

Date  October 17, 2011

By (Signature and Title)* /s/ John Buckel
John Buckel, Treasurer

Date  October 13, 2011

* Print the name and title of each signing officer under his or her signature.